                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 15, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000
                                               -----------------

Check here if Amendment [X]; Amendment Number: 1
                                               ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ MARK D. LERNER              BALTIMORE, MARYLAND          5/15/01
           ---------------------------     ------------------------  ----------
                           [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    17
                                           ------------------------------

Form 13F Information Table Value Total:    $188,826
                                           ------------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                            FORM 13F INFORMATION TABLE

  COLUMN 1               COLUMN 2        COLUMN 3               COLUMN 4           COLUMN 5                COLUMN 6     COLUMN 7
------------          --------------   ------------          --------------  --------------------------   -----------  -----------
                                                                 VALUE       SHRS OR     SH/       PUT/    INVESTMENT     OTHER
NAME OF ISSUER        TITLE OF CLASS      CUSIP                (x$1000)      PRN AMT     PRN       CALL    DISCRETION    MANAGERS
--------------        --------------   ------------          --------------  -------     ----      ----    ----------  -----------

A.C. Nielsen            Common          004833109                17,219       475,000     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Agribrands Int'l        Common          00849R105                14,616       273,200     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Avis Group              Common          053790101                18,460       566,900     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Bindley Western         Common          090324104                 9,364       225,300     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Biochem Pharmaceuticals Common          09058T108                15,888       496,500     SH                  SOLE
---------------------------------------------------------------------------------------------------------------------------------

Cohoes Bancorp          Common          192513109                 2,670       140,500     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Delhaize America        Common          246688105                 5,701       322,335     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Fairfield Communities   Common          304231301                 8,526       606,300     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Flowers Industries      Common          343496105                 5,001       317,500     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Infinity Broadcasting   Common          45662S102                38,288     1,370,500     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Keebler                 Common          487256109                19,161       462,400     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Litton Industries       Common          538021106                 3,541        45,000     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Mackenzie Financial     Common          554531103                 2,397       131,900     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Pinnacle Entertainment  Common          723456109                 2,997       222,000     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Quorum Health           Common          749084109                10,639       675,500     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Summit Bancorp          Common          866005101                 9,478       248,200     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Viacom CLB              Common          925524308                 4,880       104,381     SH                  SOLE
----------------------------------------------------------------------------------------------------------------------------------


                                                                   COLUMN 8
                                                         -----------------------------
                                                              VOTING AUTHORITY
                                                         SOLE       SHARED        NONE
                                                         ----       ------        -----


A.C. Nielsen                                             SOLE
-----------------------------------------------------------------------------

Agribrands Int'l                                         SOLE
-----------------------------------------------------------------------------

Avis Group                                               SOLE
-----------------------------------------------------------------------------

Bindley Western                                          SOLE
-----------------------------------------------------------------------------

Biochem Pharmaceuticals                                  SOLE
-----------------------------------------------------------------------------

Cohoes Bancorp                                           SOLE
-----------------------------------------------------------------------------

Delhaize America                                         SOLE
-----------------------------------------------------------------------------

Fairfield Communities                                    SOLE
-----------------------------------------------------------------------------

Flowers Industries                                       SOLE
-----------------------------------------------------------------------------

Infinity Broadcasting                                    SOLE
-----------------------------------------------------------------------------

Keebler                                                  SOLE
-----------------------------------------------------------------------------

Litton Industries                                        SOLE
-----------------------------------------------------------------------------

Mackenzie Financial                                      SOLE
-----------------------------------------------------------------------------

Pinnacle Entertainment                                   SOLE
-----------------------------------------------------------------------------

Quorum Health                                            SOLE
-----------------------------------------------------------------------------

Summit Bancorp                                           SOLE
-----------------------------------------------------------------------------

Viacom CLB                                               SOLE
-----------------------------------------------------------------------------